GRANTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS
Grants receivable	$ 886	$ 1,182
Deferred expenses		87
Other receivables	124	65
Grants receivable and other current assets	$ 1,010	$ 1,334